OPERATING LEASES AS LESSOR (Tables)	12 Months Ended
Jun. 30, 2015
Leases [Abstract]
Minimum Lease Payment to Be Received For Operating Leases [Table Text Block]
The minimum rental income in the next five years is shown as below:

Year ending June 30,	Minimum lease payments
2016	$1,545
2017	1,591
2018	1,639
2019	1,688
2020	1,739
Total minimum lease payments to be received in the next five years	$8,202